INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 11,043	$ 9,089	$ 22,513	$ 18,844
Cost of revenues	8,091	7,411	16,546	15,205
Gross profit	2,952	1,678	5,967	3,639
Operating expenses:
Research and development, net	15	26	24	44
Selling, general and administrative	1,543	1,306	2,960	2,598
Operating income	1,394	346	2,983	997
Finance income, net	190	611	477	732
Income before income taxes	1,584	957	3,460	1,729
Taxes on income	271	204	585	344
Net income	1,313	753	2,875	1,385
Other comprehensive income (loss):
Foreign currency translation adjustments	(468)	(1,930)	(1,049)	(2,352)
Total comprehensive income (loss)	$ 845	$ (1,177)	$ 1,826	$ (967)
Basic income per ordinary share	$ 0.22	$ 0.13	$ 0.49	$ 0.24
Diluted income per ordinary share	$ 0.22	$ 0.13	$ 0.49	$ 0.24